Short-term debt (Details) R in Millions, $ in Billions	Jun. 30, 2023 ZAR (R)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 ZAR (R)	Jun. 30, 2022 USD ($)
Disclosure of detailed information about borrowings
Short-term debt	R 79		R 82
Short-term portion of long-term debt	29,764		22,334
Current lease liabilities	1,915		1,768
Total short-term debt	31,758		24,184
US Dollar Bond March 2024
Disclosure of detailed information about borrowings
Short-term portion of long-term debt	R 28,000	$ 1.5
US Dollar Bond, previous
Disclosure of detailed information about borrowings
Short-term portion of long-term debt			16,000	$ 1.0
Commercial paper, previous
Disclosure of detailed information about borrowings
Short-term portion of long-term debt			R 2,200